Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Debt securities	£ 29,423.0	£ 33,536.0
Repurchase agreements and other similar secured borrowing	10,443.0	2,032.0
Financial liabilities designated at fair value	249,626.0	204,446.0
Cumulative own credit net loss recognised	954.0	373.0
Contractual amount due on maturity [member]
Disclosure of financial liabilities [line items]
Debt securities	57,650.0	56,891.0
Deposits	22,120.0	25,725.0
Repurchase agreements and other similar secured borrowing	177,513.0	128,845.0
Other financial liabilities	237.0	675.0
Financial liabilities designated at fair value	257,520.0	212,136.0
Fair value [member]
Disclosure of financial liabilities [line items]
Debt securities	50,216.0	49,559.0
Deposits	21,718.0	25,526.0
Repurchase agreements and other similar secured borrowing	177,455.0	128,686.0
Other financial liabilities	237.0	675.0
Financial liabilities designated at fair value	£ 249,626.0	£ 204,446.0